Parent Company Balance Sheets - Schedule of Consolidated Financial Statements (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Consolidated Financial Statements [Line Items]
Cash and cash equivalents	$ 291
Other receivable	5,004
Total current assets	5,295
Investment in unconsolidated subsidiaries	12,481,495	7,953,227
Total Assets	12,486,790	7,953,227
Other payables	180,000
Total current liabilities	203,003
Total liabilities	203,003
Total MaxsMaking Inc.’s Equity	12,283,787	7,953,227
Total Liabilities and Equity	12,486,790	7,953,227
Related Party [Member]
Schedule of Consolidated Financial Statements [Line Items]
Due to related parties	$ 23,003